REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS

The following table presents revenues from contracts with customers disaggregated by product/service:

	Three Months Ended May 31, 2025	Three Months Ended May 31, 2024
Device rental activities	$1,627,286	$980,536
Direct sales of goods and services	227,551	202,264
	$1,854,837	$1,182,800

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Device rental activities	$5,050,255	$1,626,207
Direct sales of goods and services	1,080,631	601,352
	$6,130,886	$2,227,559